Condensed Financial Information of the Company - Consolidated Statement of Comprehensive income (loss) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Revenues			¥ 4,981,705	¥ 4,974,757
Cost of revenues	¥ (1,241,932)	$ (178,392)	(1,540,633)	(1,780,089)
Gross profit	2,345,763	336,948	3,441,072	3,194,668
Operating expenses
Research and development	(787,329)	(113,093)	(668,918)	(684,863)
Selling and marketing	(1,558,315)	(223,838)	(1,910,044)	(1,656,505)
General and administrative	(587,457)	(84,383)	(430,826)	(407,410)
Impairment of goodwill	(545,665)	(78,380)
Interest (expense) income, net	110,010	15,802	87,716	22,603
Foreign exchange (loss) gains, net	49	7	13,821	(15,224)
Other (loss) income, net	635,166	91,235	700,964	979,006
Income (Loss) before income taxes	(365,687)	(52,529)	1,269,723	1,433,265
Income tax expenses	(7,904)	(1,135)	(117,000)	(57,602)
Net income (loss)	(313,977)	(45,101)	1,166,909	1,348,194
Other comprehensive (loss) income, net of tax of nil
Unrealized (losses) gains on available-for-sale securities, net	10,913	1,568	(3,734)	(433)
Foreign currency translation adjustments	77,097	11,074	182,978	(148,304)
Total comprehensive income (loss)	(225,508)	(32,393)	1,332,007	1,204,255
Parent Company [Member]
Revenues			14,525	52,053
Cost of revenues	(5)	(1)	(2,509)	(6,919)
Gross profit	(5)	(1)	12,016	45,134
Operating expenses
Research and development	(858)	(123)	545	(11,370)
Selling and marketing				(84)
General and administrative	(41,872)	(6,015)	(28,158)	(18,931)
Impairment of goodwill	(64,154)	(9,215)
Total operating expenses	(106,884)	(15,353)	(27,613)	(30,385)
Equity in profit (loss) of subsidiaries	(495,735)	(71,208)	632,055	1,346,556
Interest (expense) income, net	21,677	3,114	3,248	(6,525)
Foreign exchange (loss) gains, net	152	22	3,551	(3,877)
Other (loss) income, net	306,006	43,955	604,346	(159)
Income (Loss) before income taxes	(274,789)	(39,471)	1,227,603	1,350,744
Income tax expenses	(39,188)	(5,630)	(60,694)	(2,550)
Net income (loss)	(313,977)	(45,101)	1,166,909	1,348,194
Other comprehensive (loss) income, net of tax of nil
Unrealized (losses) gains on available-for-sale securities, net	10,913	1,568	(3,716)	(433)
Foreign currency translation adjustments	77,556	11,140	168,814	(143,506)
Other comprehensive (loss) income	88,469	12,708	165,098	(143,939)
Total comprehensive income (loss)	¥ (225,508)	$ (32,393)	¥ 1,332,007	¥ 1,204,255